INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes	c.Loss (income) before taxes is comprised as follows:
	Year ended December 31,
	2020	2019	2018

Domestic (Israel)	$30,010	$28,799	$23,588
Foreign	(312)	(740)	(989)

	$29,698	$28,059	$22,599

Summary Of Deferred Tax Assets And Liabilities

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen USA, Inc.'s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2020	2019

Operating loss carryforward	$80,134	$65,267
Research and development	9,001	9,377
Accrued social benefits and other	2,389	863
Right of use assets	(651)	(763)
Lease liabilities	742	840
Property and equipment	2	1
Deferred tax asset before valuation allowance	91,617	75,585
Valuation allowance	(91,617)	(75,585)

Net deferred tax asset	$-	$-